Preferred Stock	12 Months Ended
Dec. 31, 2011
Preferred Stock [Abstract]
Preferred Stock

8.         Preferred Stock

A.         In 2004, we issued 5.1 million shares of 7.375% Monthly Income Class D cumulative redeemable preferred stock. On May 27, 2009, the Class D preferred shares became redeemable, at our option, for $25 per share. During 2011, 2010 and 2009, we paid twelve monthly dividends to holders of our Class D preferred stock totaling $1.8437508 per share, or $9.4 million, and at December 31, 2011, a monthly dividend of $0.1536459 per share was payable and was paid in January 2012. On January 31, 2012, we announced that we plan to redeem our outstanding Class D preferred stock on March 1, 2012.  We will redeem the Class D preferred stock at $25.00 per share, plus accrued dividends.

B.         In 2006, we issued 8.8 million shares of 6.75% Monthly Income Class E cumulative redeemable preferred stock. Beginning December 7, 2011, the Class E preferred shares are redeemable, at our option, for $25 per share. During 2011, 2010 and 2009, we paid twelve monthly dividends to holders of our Class E preferred stock totaling $1.6875 per share, or $14.9 million, and at December 31, 2011, a monthly dividend of $0.140625 per share was payable and was paid in January 2012.

We are current in our obligations to pay dividends on our Class D and Class E preferred stock.